SUMMARY OF COMPENSATION AWARDED TO OR EARNED BY OUR EXECUTIVE OFFICERS AND BOARD OF DIRECTORS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Salary	$ 2,109,014	$ 1,595,866	$ 1,184,506
Stock-based	3,997,113	392,074	553,987
Total	$ 6,106,126	$ 1,987,940	$ 1,738,493